     As filed with the Securities and Exchange Commission on April 14, 2000

                               File No. 333-02381
                               File No. 811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ X ]
                                                                       ---

         Pre-Effective Amendment No.                                  [   ]
                                    ------                             ---

         Post-Effective Amendment No. 14                              [ X ]
                                    ------                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                        [ X ]
                                                                       ---

         Amendment No.  16                                            [ X ]
                     -------                                           ---



                         THE HARTFORD MUTUAL FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

     Upon this amendment to the Registration Statement being declared effective.

It is proposed that this filing will become effective (check appropriate box)


            immediately upon filing pursuant to paragraph (b) of Rule 485
      -----

        X    on May 1, 2000 pursuant to paragraph (b) of Rule 485
      -----

            60 days after filing pursuant to paragraph (a)(1) of Rule 485
      -----

            on _____________ pursuant to paragraph (a)(1) of Rule 485
      -----

            75 days after filing pursuant to paragraph (a)(2) of Rule 485
      -----

            on _____________ pursuant to paragraph (a)(2) of Rule 485
      -----


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of its Common Stock.


The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on March 9, 2000.

     This registration statement is being filed for the purpose of changing its effective date to May 1, 2000 pursuant to Rule 485(b)(1)(iii). Parts A and B of the Registrant's Post-Effective Amendment No. 13 are incorporated by reference.

                                     PART C

                                OTHER INFORMATION


Item 23. Exhibits
         a.       Articles of Incorporation(1)
         b.       By-Laws(1)
         c.       Not Applicable
         d.(i)    Form of Investment Advisory Agreement(1)
         d.(ii)   Form of Sub-Advisory Agreement(1)
         d.(iii)  Investment Management Agreement with Hartford Investment
                         Financial Services Company(3)
         d.(iv)   Investment Sub-Advisory Agreement with Wellington Management
                         Company LLP(3)
         d.(v)    Investment Services Agreement with The Hartford Investment
                         Management Company(3)
         d.(vi)   Form of Amendment Number 1 to Investment Management
                         Agreement(4)
         d.(vii)  Form of Amendment Number 1 to Sub-Advisory Agreement between
                         Hartford Investment Financial Services Company and Wellington Management Company LLP(4)
         d.(viii) Form of Amendment Number 2 to Investment Management
                         Agreement(5)
         d.(ix)   Form of Amendment Number 2 to Sub-Advisory Agreement between
                         Hartford Investment Financial Services Company and Wellington Management Company LLP(5)
         d.(x)    Form of Amendment Number 1 to Investment Services Agreement
                         with The Hartford Investment Management Company(8)
         d.(xi)   Form of Amendment Number 3 to Investment Management
                         Agreement(8)
--------

(1)  Filed with Registrant's Initial Registration Statement on April 9, 1996.
(2)  Filed with Registrant's Pre-Effective Amendment #1 on June 27, 1996.
(3)  Filed with Registrant's Post-Effective Amendment #3 on June 20, 1997.
(4)  Filed with Registrant's Post-Effective Amendment #4 on October 16, 1997.
(5)  Filed with Registrant's Post-Effective Amendment #5 on February 6, 1998.
(6)  Filed with Registrant's Post-Effective Amendment #6 on April 24, 1998.
(7)  Filed with Registrant's Post-Effective Amendment #7 on May 13, 1998.
(8)  Filed with Registrant's Post-Effective Amendment #9 on July 15, 1998.
(9) Incorporated by reference to Registrant's filing pursuant to Rule 30d-1 of the Investment Company Act of 1940.
(10) Incorporated by reference to Registrant's NSAR-B filed on February 28,
     2000.
(11) Filed with Registrant's Post-Effective Amendment #12 on April 26, 1999.
(12) Filed with Registrant's Post-Effective Amendment #13 on February 2, 2000.
(13) To be filed by Amendment.

  d.(xii)    Form of Amendment Number 3 to Sub-Advisory Agreement between
                    Hartford Investment Financial Services Company and Wellington Management Company LLP(8)
  d.(xiii)   Form of Amendment Number 4 to Investment Management
                    Agreement(12)
  d.(xiv)    Form of Amendment Number 4 to Sub-Advisory Agreement between
                    Hartford Investment Financial Services Company and Wellington Management Company LLP(12)
  e.(i)      Form of Principal Underwriting Agreement(1)
  e.(ii)     Form of Dealer Agreement with the Distributor(2)
  e.(iii)    Form of Amendment Number 1 to Principal Underwriting Agreement(4)
  e.(iv)     Form of Amendment Number 2 to Principal Underwriting Agreement(5)
  e.(v)      Form of Amendment Number 3 to Principal Underwriting Agreement(8)
  e.(vi)     Form of Amendment Number 4 to Principal Underwriting Agreement(12)
  f.         Not Applicable
  g.(i)      Form of Custodian Agreement(2)
  g.(ii)     Form of Amendment Number 1 to Custodian Agreement(4)
  g.(iii)    Form of Amendment Number 2 to Custodian Agreement(5)
  g.(iv)     Form of Amendment Number 3 to Custodian Agreement(8)
  g.(v)      Form of Amendment Number 4 to Custodian Agreement(12)
  h.(i)      Form of Transfer Agency and Service Agreement(2)
  h.(ii)     Form of Amendment Number 1 to Transfer Agency and Service
                    Agreement(4)
  h.(iii)    Form of Amendment Number 2 to Transfer Agency and Service
                    Agreement(5)
  h.(iv)     Form of Amendment Number 3 to Transfer Agency and Service
                    Agreement(7)
  h.(v)      Form of Amendment Number 4 to Transfer Agency and Service
                    Agreement(8)
  h.(vi)     Form of Amendment Number 5 to Transfer Agency and Service
                    Agreement(12)
  i.         Opinion and Consent of Counsel(13)
  j.         Consent of Independent Public Accountants(13)
  k.         1999 Annual Report to Shareholders' Financial Statements(9)
  l.         Not Applicable
  m.(i)      Form of Rule 12b-1 Distribution Plan for Class A Shares(1)
  m.(ii)     Form of Rule 12b-1 Distribution Plan for Class B Shares(1)
  m.(iii)    Form of Rule 12b-1 Distribution Plan for Class C Shares(7)
  m.(iv)     Form of Amended Rule 12b-1 Distribution Plan for Class A Shares(4)
  m.(v)      Form of Amended Rule 12b-1 Distribution Plan for Class B Shares(4)
  m.(vi)     Form of Amendment Number 1 to Amended and Restated Rule 12b-1
                    Distribution Plan for Class A Shares(5)
  m.(vii)    Form of Amendment Number 1 to Amended and Restated Rule 12b-1
                    Distribution Plan for Class B Shares(5)
 m.(viii) Form of Amendment Number 2 to Amended and Restated Rule 12b-1
                 Distribution Plan for Class A Shares(8)
 m.(ix)   Form of Amendment Number 2 to Amended and Restated Rule 12b-1
                 Distribution Plan for Class B Shares(8)
 m.(x)    Form of Amendment Number 1 to Rule 12b-1 Distribution Plan for
                 Class C Shares(8)
 m.(xi)   Form of Amendment Number 3 to Amended and Restated Rule 12b-1
                 Distribution Plan for Class A Shares(12)
 m.(xii)  Form of Amendment Number 3 to Amended and Restated Rule 12b-1
                 Distribution Plan for Class B Shares(12)
 m.(xiii) Form of Amendment Number 2 to Rule 12b-1 Distribution Plan for
                 Class C Shares(12)
 n.       Not Applicable
 o.(i)    Form of Rule 18f-3 Plan(1)
 o.(ii)   Form of Amended Rule 18f-3 Plan(4)
 o.(iii)  Form of Amendment Number 1 to Amended and Restated Rule 18f-3
                 Plan(5)
 o.(iv)   Form of Amended and Restated Rule 18f-3 Plan to Add Class C Shares(7)
 o.(v)    Form of Amendment Number 1 to Amended and Restated Rule 18f-3
                 Plan which added Class C Shares(8)
 o.(vi)   Form of Amendment Number 2 to Amended and Restated Rule 18f-3
                 Plan which added Class C Shares(12)
 p.       Powers of Attorney(12)

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Inapplicable

Item 25. INDEMNIFICATION

         Reference is made to Article V of the Articles of Incorporation filed with Registrant's Initial Registration Statement on April 9, 1996.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Hartford Investment Financial Services Company serves as investment adviser to each of the portfolios included in this Registration Statement.



                            Position with Hartford
                            Investment Financial
Name                        Services Company               Other Business
----                        ----------------               --------------
Lowndes A. Smith            President and                  President and Chief Executive Officer of
                            Chief Executive Officer        Hartford Life, Inc. ("H.L. Inc.")(1)

Thomas M. Marra             Executive Vice                 Chief Operating Officer of H.L. Inc.
                            President-Sales and
                            Distribution

David Znamierowski          Senior Vice                    Chief Investment Officer of H.L. Inc.
                            President-Investments

Peter W. Cummins            Senior Vice President-Sales    Senior Vice President of H.L. Inc.
                            and Distribution

Andrew W. Kohnke            Senior Vice                    Managing Director of Hartford Investment
                            President-Investments          Management Company ("HIMCO")(2)

Lynda Godkin                Senior Vice President,         General Counsel of H.L. Inc.
                            Secretary and General Counsel

David Foy                   Senior Vice President and      Chief Financial Officer of H.L. Inc.
                            Treasurer

George R. Jay               Controller                     Assistant Vice President of H.L. Inc.

David N. Levenson           Vice President                 Vice President of H.L. Inc.

David A. Carlson            Vice President and Director    Vice President and Director of Taxes of
                            of Taxes                       H.L. Inc.

Mark E. Hunt                Vice President                 Vice President of Hartford Life
                                                           Insurance Company ("HLIC")(3)

(1) The principal business address for H.L. Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

(2) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105.

(3) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.


Item 27. PRINCIPAL UNDERWRITERS

     Hartford Investment Financial Services Company ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is the principal underwriter for no other investment companies.

     The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:


Name and Principal                                                                     Position and Offices
Business Address*                     Positions and Offices with Underwriter              with Registrant
-----------------                     --------------------------------------              ---------------
Lowndes A. Smith                      President and Chief Executive Officer             Chairman of the Board

Thomas M. Marra                       Executive Vice President-Sales and Distribution   Vice President

David Znamierowski                    Senior Vice President-Investments                 President

Peter W. Cummins                      Senior Vice President-Sales and Distribution      Vice President

Andrew W. Kohnke                      Senior Vice President-Investments                 Vice President

Lynda Godkin                          Senior Vice President, Secretary and General      None
                                      Counsel

David Foy                             Senior Vice President-Treasurer                   None

George R. Jay                         Controller                                        Treasurer and Controller

David N. Levenson                     Vice President                                    None

David A. Carlson                      Vice President and Director of Taxes              None

Mark E. Hunt                          Vice President                                    None

     *Principal business address is 200 Hopmeadow Street, Simsbury, CT 06089


Item 28. LOCATION OF ACCOUNTS AND RECORDS


     Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, National Financial Data Services, P.O. Box 219054, Kansas City, MO 64121-9054. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.


Item 29. MANAGEMENT SERVICES

         Not Applicable

Item 30. UNDERTAKINGS

         Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 11th day of April, 2000.


                                    THE HARTFORD MUTUAL FUNDS, INC.


                                    By:                  *
                                       ----------------------------------
                                          David M. Znamierowski
                                          Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                       TITLE                            DATE
---------                       -----                            ----


        *                       President                        April 13, 2000
----------------------          (Chief Executive Officer
David M. Znamierowski           & Director)


        *                       Controller & Treasurer           April 13, 2000
----------------------          (Chief Accounting Officer &
George R. Jay                   Chief Financial Officer)


        *                       Director                         April 13, 2000
----------------------
Robert J. Clark


        *                       Director                         April 13, 2000
----------------------
Winifred E. Coleman


        *                       Director                         April 13, 2000
----------------------
William A. O'Neill

        *                       Director                   April 13, 2000
----------------------
Millard H. Pryor, Jr.


        *                       Director                   April 13, 2000
----------------------
Lowndes A. Smith


        *                       Director                   April 13, 2000
----------------------
John K. Springer



 /s/ Kevin J. Carr                                         April 13, 2000
--------------------------
* By Kevin J. Carr
     Attorney-in-fact